Additional Information - Additional Information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020
Text Block [Abstract]
Comparison of Sales revenue value			¥ 3,441,953
Sales revenues	¥ 8,150,032	¥ 7,608,931	¥ 19,525,255	¥ 22,967,208	¥ 29,866,547
Comparison of Sales revenue percentage			15.00%
Operating income	987,941	640,097	¥ 1,507,922	2,039,315	2,399,232
Income before income tax	1,141,174	771,941	1,869,989	2,393,760	2,792,942
net income attributable to parent	¥ 838,696	¥ 559,298	1,468,064	¥ 1,708,838	¥ 2,036,140
Comparison of Operating income value			¥ 531,394
Comparison of Operating income percentage			26.10%
Comparison of Income before income tax			¥ 523,771
Comparison of Income before income tax percentage			21.90%
Comparison of net income attributable to parent			¥ 240,774
Comparison of net income attributable to parent percentage			14.10%